INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 346	$ 412
Tax credits carryforward	3,198	2,872
Reserve and allowances	12,872	9,853
Operating lease liabilities	5,704	2,494
Research and development	20,649	14,842
Gross tax assets	42,769	30,473
Valuation allowance	(3,574)	(2,790)
Total tax assets	39,195	27,683
Deferred tax liabilities:
Intangible assets acquired in business combination	(9,399)	(11,346)
Operating lease right-of-use assets	(5,102)	(1,936)
Reserve and allowances	(1,550)	(1,392)
Total deferred tax liabilities	(16,051)	(14,674)
Net deferred tax assets	$ 23,144	$ 13,009